UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22922

Aspiration Funds
 (Exact name of registrant as specified in charter)

4640 Admiralty Way
Marina Del Rey, CA 90292
(Address of Principal Executive Offices)

Katherine M. Honey
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and Address of Agent for Service)

With a copy to:
Mark Perlow
Dechert, LLP
One Bush Street, Suite 1600
 San Francisco, CA 94104

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: July 1, 2014 - June 30, 2015

Voting Summary
Riverpark Funds
Security	76882K827		Meeting Type	Special
Ticker Symbol	RGHIX		Meeting Date	26-Jun-15
ISIN	US76882K8273		Agenda	934232202 - Management

Item	Proposal	Proposed By	Vote	For/Against Management
1	Approve Reorganization Plan	Management	For	For
2	Approve Motion to Adjourn Meeting	Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

 Aspiration Funds

By: (Signature and Title)	/s/Andrei Cherny
Date: August 27, 2015	Andrei Cherny President and Principal Executive Officer Aspiration Flagship Fund